Security Deposit Received for Sales of Assets	12 Months Ended
Dec. 31, 2022
Security Deposit Received for Sales of Assets [Abstract]
SECURITY DEPOSIT RECEIVED FOR SALES OF ASSETS

NOTE 10 — SECURITY DEPOSIT RECEIVED FOR SALES OF ASSETS

On April 1, 2023, the Company entered into a final assets transfer agreement with Changle Youyi Plastic Technology Co., Ltd. (“Changle Youyi”), pursuant to which the Company will sell its old factory, including the land use right of one parcel of industrial land, factory buildings, machinery equipment and tools (collectively, the “Old Factory Assets”) for a total consideration of approximately RMB12.5 million (approximately $1.8 million). As the intention for such purchase, Changle Youyi paid security deposit of RMB10.0 million (approximately $1.4 million) in December 2022, and the amount was recorded as security deposit received for sales of assets on the balance sheet as of December 31, 2022. The completion of this sale of Old Factory Assets is pending on the status of the assets title transfer. The Company expects to complete the assets title transfer by the end of May 2023 and the remaining balance of approximately RMB2.5 million (approximately $0.4 million) is also expected to be received by the end of May 2023.